UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                    ----------

                     Spirit of America Investment Fund, Inc.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
         -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5565
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -------------

                   Date of reporting period: January 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SHARES        MARKET VALUE**
                                                    ------        --------------
COMMON STOCKS - 99.74%
Apartments (REITS) - 16.84%
Amli Residential Properties Trust                  127,000          $  4,810,760
Apartment Investment & Management Company          214,200             9,107,784
Associated Estates Realty Corporation              422,500             4,351,750
Mid-America Apartment Communities, Inc.            198,500            10,133,425
Post Properties, Inc.                              138,300             5,627,427
United Dominion Realty Trust, Inc.                  67,000             1,702,470
                                                                    ------------
                                                                      35,733,616
                                                                    ------------
DIVERSIFIED (REITS) - 12.75%
BNP Residential Properties, Inc.                   130,900             2,133,670
Colonial Properties Trust                          162,923             7,530,301
Crescent Real Estate Equities Company              374,500             7,935,655
Duke Realty Corporation                              4,000               145,120
Equity Inns, Inc.                                   35,000               553,000
FrontLine Capital Group++*                             640                     5
Hospitality Properties Trust                        98,700             4,231,269
Liberty Property Trust                              14,500               656,270
PMC Commercial Trust                                 2,400                31,008
Sunstone Hotel Investors, Inc.                      12,500               368,750
Trustreet Properties, Inc.                         235,500             3,459,495
                                                                    ------------
                                                                      27,044,543
                                                                    ------------
HEALTHCARE (REITS) - 13.56%
Five Star Quality Care, Inc.*                        1,353                11,568
Health Care Property Investors, Inc.               221,500             6,146,625
Health Care REIT, Inc.                             178,600             6,642,134
Healthcare Realty Trust, Inc.                      124,800             4,372,992
National Health Investors, Inc.                     76,200             2,087,880
National Health Realty, Inc.                        53,600             1,079,504
Nationwide Health Properties, Inc.                 360,400             8,242,348
OMEGA Healthcare Investors, Inc.                     9,000               117,990
Senior Housing Properties Trust                      2,700                48,411
                                                                    ------------
                                                                      28,749,452
                                                                    ------------
INDUSTRIAL (REITS) - 4.89%
Bedford Property Investors, Inc.                    13,000               301,600
Brandywine Realty Trust                             16,000               503,200
First Industrial Realty Trust, Inc.                245,651             9,597,585
                                                                    ------------
                                                                      10,402,385
                                                                    ------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+*                                  1,260                     -
                                                                    ------------
                                                                               -
                                                                    ------------
NET LEASE (REITS) - 7.42%
Commercial Net Lease Realty                        345,216             7,915,803
Lexington Corporate Properties Trust               351,900             7,812,180
                                                                    ------------
                                                                      15,727,983
                                                                    ------------
OFFICE SPACE (REITS) - 14.64%
Arden Realty, Inc.                                 107,100             4,837,707
Equity Office Properties Trust                      68,200             2,170,124
Glenborough Realty Trust, Inc.                     217,100             4,272,528
Highwoods Properties, Inc.                         221,500             6,986,110
HRPT Properties Trust                              750,100             8,048,573
Mack-Cali Realty Corporation                        63,100             2,821,832
Reckson Associates Realty Corporation               47,800             1,908,654
                                                                    ------------
                                                                      31,045,528
                                                                    ------------
REGIONAL MALLS (REITS) - 13.59%
Glimcher Realty Trust                              347,050             9,488,347
The Macerich Company                                82,200             5,965,254
The Mills Corp.                                     69,700             2,889,065
Pennsylvania Real Estate Investment Trust          243,694             9,908,598
Simon Property Group, Inc.                           6,000               497,040
Taubman Centers, Inc.                                2,000                75,100
                                                                    ------------
                                                                      28,823,404
                                                                    ------------

SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SHARES        MARKET VALUE**
                                                    ------        --------------

SHOPPING CENTERS (REITS) - 14.19%
Developers Diversified Realty Corporation          154,104          $  7,591,163
Equity One, Inc.                                   139,500             3,343,815
Federal Realty Investment Trust                     44,600             2,980,172
Heritage Property Investment Trust                  76,300             2,708,650
Kimco Realty Corporation                            24,000               842,160
Malan Realty Investors, Inc.*                        5,000                 4,700
New Plan Excel Realty Trust                        261,910             6,456,082
Ramco-Gershenson Properties Trust                  198,800             5,602,184
Realty Income Corporation                           28,000               652,120
                                                                    ------------
                                                                      30,181,046
                                                                    ------------
STORAGE (REITS) - 1.86%
Shurgard Storage Centers, Inc., Cl. A                4,000               241,200
Sovran Self Storage, Inc.                           74,800             3,704,844
                                                                    ------------
                                                                       3,946,044
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $138,959,247)                                                 $211,654,001
                                                                    ------------

PREFERRED STOCKS - 0.08%
NET LEASE (REITS) - 0.08%
Commercial Net Lease Realty 9% Series A              6,352               165,152
                                                                    ------------

TOTAL PREFERRED STOCKS
(Cost $152,677)                                                     $    165,152
                                                                    ------------

TOTAL INVESTMENTS - 99.82%
(Cost $139,111,924)                                                 $211,819,153

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.18%                         373,852
                                                                    ------------

NET ASSETS - 100.00%                                                $212,193,005
                                                                    ============

*    Non-income producing security
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.
+    Company filed for Chapter 7 bankruptcy on August 14, 2001.
++   Company filed for Chapter 11 bankruptcy on June 12, 2002.

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SHARES        MARKET VALUE**
                                                    ------        --------------
COMMON STOCKS - 98.13%
Apartments (REITS) - 1.03%
Apartment Investment & Management Company            9,800           $   416,696
                                                                     -----------
                                                                         416,696
                                                                     -----------
BANKS - 10.89%
Bank of America Corporation                         45,007             1,990,660
JPMorgan Chase & Co.                                37,664             1,497,144
Wells Fargo & Company                               14,600               910,456
                                                                     -----------
                                                                       4,398,260
                                                                     -----------
COMPUTER INDUSTRY - 10.99%
EMC Corporation*                                     7,500               100,500
Hewlett-Packard Company                             72,400             2,257,432
International Business Machines Corporation          9,000               731,700
Microsoft Corporation                               48,000             1,351,200
                                                                     -----------
                                                                       4,440,832
                                                                     -----------
CONSULTING SERVICES - 1.17%
Accenture Ltd.                                      15,000               472,950
                                                                     -----------
                                                                         472,950
                                                                     -----------
CONSUMER PRODUCTS - 8.76%
Altria Group, Inc.                                  25,000             1,808,500
Colgate-Palmolive Company                            7,600               417,164
Johnson & Johnson                                    7,800               448,812
Maytag Corporation                                  22,100               380,562
The Procter & Gamble Company                         8,147               482,547
                                                                     -----------
                                                                       3,537,585
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 5.82%
American Express Company                            25,800             1,353,210
Capital One Financial Corporation                   12,000               999,600
                                                                     -----------
                                                                       2,352,810
                                                                     -----------
ENERGY - 9.22%
American Electric Power Company, Inc.               11,300               421,716
BP plc - ADR                                         6,500               470,015
ConocoPhillips                                      10,000               647,000
Consolidated Edison, Inc.                           13,700               644,037
Duke Energy Corporation                              9,800               277,830
Kerr-McGee Corporation                               2,400               264,936
Noble Corporation                                    8,000               643,520
Schlumberger Ltd.                                    2,800               356,860
                                                                     -----------
                                                                       3,725,914
                                                                     -----------
FOOD & BEVERAGE - 2.26%
The Coca-Cola Company                                9,900               409,662
General Mills, Inc.                                  6,100               296,521
PepsiCo, Inc.                                        3,600               205,848
                                                                     -----------
                                                                         912,031
                                                                     -----------
HEALTHCARE (REITS) - 1.52%
National Health Investors, Inc.                      4,700               128,780
Nationwide Health Properties, Inc.                   4,400               100,628
UnitedHealth Group Inc.                              6,500               386,230
                                                                     -----------
                                                                         615,638
                                                                     -----------
HOTELS - 0.53%
Starwood Hotels & Resorts Worldwide, Inc.            3,500               212,835
                                                                     -----------
                                                                         212,835
                                                                     -----------
INDUSTRIAL (REITS) - 0.67%
First Industrial Realty Trust, Inc.                  6,900               269,583
                                                                     -----------
                                                                         269,583
                                                                     -----------
INSURANCE - 5.12%
CIGNA Corporation                                   17,000             2,067,200
                                                                     -----------
                                                                       2,067,200
                                                                     -----------

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SHARES        MARKET VALUE**
                                                    ------        --------------
MANUFACTURER - 4.14%
General Electric Company                            16,000           $   524,000
3M Co.                                              10,800               785,700
Tyco International Ltd.                             14,000               364,700
                                                                     -----------
                                                                       1,674,400
                                                                     -----------
NET LEASE (REITS) - 0.62%
Lexington Corporate Properties Trust                11,300               250,860
                                                                     -----------
                                                                         250,860
                                                                     -----------
PHARMACEUTICALS - 16.16%
Abbott Laboratories                                 20,000               863,000
Amgen Inc.*                                          6,600               481,074
Bristol-Myers Squibb Company                        42,500               968,575
Eli Lilly and Company                                8,400               475,608
Medco Health Solutions, Inc.*                       21,192             1,146,487
Pfizer Inc.                                         17,000               436,560
Schering-Plough Corporation                         16,000               306,400
Wyeth                                               39,900             1,845,375
                                                                     -----------
                                                                       6,523,079
                                                                     -----------
REGIONAL MALLS (REITS) - 0.50%
Glimcher Realty Trust                                7,400               202,316
                                                                     -----------
                                                                         202,316
                                                                     -----------
RETAIL - 7.27%
Target Corporation                                  17,100               936,225
The TJX Companies, Inc.                             27,100               691,863
Walgreen Co.                                        16,500               714,120
Wal-Mart Stores, Inc.                               12,900               594,819
                                                                     -----------
                                                                       2,937,027
                                                                     -----------
SEMICONDUCTORS - 0.51%
Texas Instruments Inc.                               7,000               204,610
                                                                     -----------
                                                                         204,610
                                                                     -----------
SHOPPING CENTERS (REITS) - 1.04%
Commercial Net Lease Realty                         12,400               284,332
Ramco-Gershenson Properties Trust                    2,500                70,450
Realty Income Corporation                            2,800                65,212
                                                                     -----------
                                                                         419,994
                                                                     -----------
TELECOMMUNICATION - 9.91%
Motorola, Inc.                                      67,000             1,521,570
Nokia Oyj - ADR                                     80,000             1,470,400
Verizon Communications Inc.                         32,000             1,013,120
                                                                     -----------
                                                                       4,005,090
                                                                     -----------

TOTAL COMMON STOCKS
(Cost $33,041,206)                                                   $39,639,710
                                                                     -----------

TOTAL INVESTMENTS - 98.13%
(Cost $33,041,206)                                                   $39,639,710

CASH AND OTHER ASSETS NET OF LIABILITIES - 1.87%                         756,134
                                                                     -----------

NET ASSETS - 100.00%                                                 $40,395,844
                                                                     ===========


ADR - American Depository Receipt
  *   Non-income producing security
 ** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost . All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Spirit of America Investment Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ David Lerner
                         -------------------------------------------------------
                                David Lerner, Principal Executive Officer
                                (principal executive officer)

Date                            March 29, 2006
    ---------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ David Lerner
                         -------------------------------------------------------
                                David Lerner, Principal Executive Officer
                                (principal executive officer)

Date                            March 29, 2006
    ---------------------------------------------------------


By (Signature and Title)*       /s/ Alan Chodosh
                         ----------------------------------------------
                                Alan Chodosh, Principal Financial Officer
                                (principal financial officer)

Date                            March 29, 2006
    ---------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.